COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE

For the six months ended June 30, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	June 30, 2023	June 30, 2022
Options issued and outstanding	3,443,099	4,008,139
Common stock outstanding	58,504,541	36,749,738
Warrants outstanding	23,492,221	-
Earnout shares	40,000,000	-
Shares available for future issuance	4,434,916	622,491
Total	129,874,777	41,380,368

As of December 31, 2022 and 2021, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2022	December 31, 2021
Options issued and outstanding	3,642,958	3,690,955
Common stock outstanding	43,272,728	36,496,998
Warrants outstanding	16,708,414	-
Earnout shares	40,000,000	-
Shares available for future issuance [1]	4,924,914	12,207
Total	108,549,014	40,200,160

(1)	Refer to Stock Incentive Plan amendment at Note 14